PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Property Insurance April 1, 2011 through March 31, 2012	Mar. 31, 2012 Property Insurance April 1, 2010 through March 31, 2013	Mar. 31, 2012 Professional and General Liability Insurance Y	Dec. 31, 2011 Professional and General Liability Insurance Y	Mar. 31, 2012 Professional and General Liability Insurance June 1, 2011 through May 31, 2012
Insurance coverage
Insurance coverage limit			$ 600	$ 600
Insurance coverage limit per occurrence excluding floods, earthquakes, and windstorms			600	600
Annual aggregate sub-limits for floods and earthquakes covered under insurance policies			100	100
Per-occurrence sub-limit for windstorms covered under insurance policies			100	100
Deductible for general claims (as a percent)			5.00%	5.00%
General claims, maximum coverage			25	25
Deductible for other specific claims (as a percent)			2.00%	2.00%
Other specific claims, maximum coverage			25	25
Other covered claims, minimum deductible			1	1
Self insurance reserve					398	412
Loss contingency, discount rate maturity (in years)					seven-year maturity rate	seven-year maturity rate
Term of discount rate (in years)					7	7
Risk-free rate (as a percent)					1.61%	1.35%
Self-insurance retention per occurrence							5
Insurance retention per occurrence							10
Insurance coverage, additional to aggregate self coverage							10
Aggregate self-insurance retentions per occurrence							15
Insurance coverage, percent reinsured (as a percent)							65.00%
Insurance coverage, percent retained (as a percent)							35.00%
Insurance coverage, maximum amount retained							3.5
Insurance coverage, additional to aggregate coverage							25
Insurance coverage, aggregate limit							175
Malpractice expense	$ 28	$ 27